PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Index Solution 2060 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 4.8%
158,852  Vanguard Long-Term
Treasury ETF
$ 9,410,393
1.9
287,984
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
14,043,309
2.9
Total Exchange-Traded
Funds
(Cost $23,105,115)
23,453,702
4.8
MUTUAL FUNDS : 95.1%
Affiliated Investment Companies : 95.1%
567,510  Voya U.S. Bond Index
Portfolio - Class I
5,135,964
1.0
2,150,356
(2)
Voya VACS Index
Series Emerging
Markets Portfolio
24,234,513
5.0
9,943,925
(2)
Voya VACS Index
Series I Portfolio
114,653,453
23.4
2,514,217
(2)
Voya VACS Index
Series MC Portfolio
29,692,900
6.1
20,682,846
(2)
Voya VACS Index
Series S Portfolio
271,565,767
55.6
1,701,571
(2)
Voya VACS Index
Series SC Portfolio
19,670,158
4.0
Total Mutual Funds
(Cost $383,760,673)
464,952,755
95.1
Total Long-Term
Investments
(Cost $406,865,788)
488,406,457
99.9
Total Investments in
Securities
(Cost $406,865,788) $ 488,406,457 99.9
Assets in Excess of
Other Liabilities 345,663 0.1
Net Assets $ 488,752,120 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Index Solution 2060 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 23,453,702 $ — $ — $ 23,453,702
Mutual Funds 464,952,755 — — 464,952,755
Total Investments, at fair value $ 488,406,457 $ — $ — $ 488,406,457
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 4,568,859 $ 1,320,587 $ (660,219) $ (93,263) $ 5,135,964 $ 47,438 $ 5,925 $ —
Voya VACS Index Series Emerging
Markets Portfolio
30,294,898 1,832,862 (7,923,652) 30,405 24,234,513 — 325,240 —
Voya VACS Index Series I Portfolio
103,459,162 6,666,512 (1,503,193) 6,030,972 114,653,453 — 132,213 —
Voya VACS Index Series MC
Portfolio
26,665,442 1,205,898 (452,442) 2,274,002 29,692,900 — 43,638 —
Voya VACS Index Series S
Portfolio
227,275,242 23,763,617 (3,621,703) 24,148,611 271,565,767 — 785,556 —
Voya VACS Index Series SC
Portfolio
27,954,483 1,500,703 (9,738,828) (46,200) 19,670,158 — 593,346 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
12,163,599 2,050,616 — (170,906) 14,043,309 132,398 — —
$ 432,381,685 $ 38,340,795 $ (23,900,037) $ 32,173,621 $ 478,996,064 $ 179,836 $ 1,885,918 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 81,660,473
Gross Unrealized Depreciation (119,804)
Net Unrealized Appreciation $ 81,540,669